SHARE BASED COMPENSATION, SARs granted to Eligible Persons (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation [Abstract]
Compensation expense	$ 196,399	$ 82,134
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	123,880	50,079
Share Options [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	97	212
Share Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	50	121
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	123,426	49,309
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	307	437
RSAs and RSUs [Member]
Share-based Compensation [Abstract]
Compensation expense	64,680	31,196
RSAs and RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	3,150	1,158
RSAs and RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	7,007	1,973
RSAs and RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	24,218	20,712
RSAs and RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	30,305	7,353
SARs [Member]
Share-based Compensation [Abstract]
Compensation expense	7,839	859
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	1,826	192
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	3,583	462
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	2,139	198
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 291	$ 7